TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
TRADE RECEIVABLES
NOTE 7 – TRADE RECEIVABLES

(a)	Composition:

	New Israeli Shekels
	December 31
	2016	2017
	In millions
Trade (current and non-current)	1,545	1,260
Deferred interest income (note 2(n))	(32)	(27)
Allowance for doubtful accounts	(190)	(193)
	1,323	1,040
Current	990	808
Non – current	333	232

Non-current trade receivables bear no interest. These balances are in respect of equipment sold in installments (13-36 monthly payments (mainly 36)). The amount is computed on the basis of the interest rate relevant at the date of the transaction (2016: 3.72% - 4.72%) (2017: 4.47% - 4.72%).

During 2016 the Company factored some trade receivables resulting from sales of equipment through credit cards in an amount of NIS 72 million. The factoring was executed through a clearing company, on a non-recourse basis. The factoring of accounts receivable was recorded by the Company as a sale transaction under the provisions of IAS 39. The resulting costs were charged to "finance expenses" in the statement of income, as incurred. The Group does not have continuing involvement in the factored trade receivables.

(b)	Allowance for doubtful accounts:

The changes in the allowance for the years ended December 31, 2015, 2016 and 2017 are as follows:

	New Israeli Shekels
	Year ended
	2015	2016	2017
	In millions
Balance at beginning of year	166	169	190
Receivables written-off during the year as uncollectible	(61)	(61)	(49)
Charge or expense during the year	64	82	52
Balance at end of year	169	190	193

Doubtful accounts expenses are recorded in the statement of income under General and administrative expenses. See note 6(a)(3) regarding trade receivables credit risk.

Allowance for doubtful accounts resulting from services provided under operating lease are not separately disclosed due to immateriality.

The aging of gross trade receivables and their respective allowance for doubtful accounts as of December 31, 2016 and 2017 is as follows:

	New Israeli Shekels
	December 31
	2016		2017
	In millions
	Gross	Allowance	Gross	Allowance
Less than one year	1,420	101	1,089	69
More than one year	125	89	171	124
	1,545	190	1,260	193